General Information and Summary of Significant Accounting Policies - Schedule of exercise control (Detail)		12 Months Ended
	Jul. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Itau Corredores de Bolsa Limitada [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Corredores de Bolsa Limitada (ex-CorpBanca Corredores de Bolsa S.A.)
Country		Chile
Functional currency		$
Direct interest owned		99.99%	99.99%
Indirect interest owned		0.01%	0.01%
Total interest owned		100.00%	100.00%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Administradora General de Fondos S.A. (ex-Itaú Chile Administradora General de Fondos S.A.)
Country		Chile
Functional currency		$
Direct interest owned		99.994%	99.988%
Indirect interest owned		0.006%	0.006%
Total interest owned		100.00%	99.994%
Corp Banca Administradora General de Fondos S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		CorpBanca Administradora General de Fondos S.A.
Country		Chile
Functional currency		$
Itau Corredores de Seguros S.A [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Corredores de Seguros S.A. (ex-Corpbanca Corredores de Seguros S.A)
Country		Chile
Functional currency		$
Direct interest owned		99.90%	99.99%
Indirect interest owned		0.10%	0.01%
Total interest owned		100.00%	100.00%
Itau Chile Corredora de Seguros Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Chile Corredora de Seguro Ltda.
Country		Chile
Functional currency		$
Direct interest owned			99.90%
Indirect interest owned			0.10%
Total interest owned			100.00%
Itau Asesorias Financieras S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Asesorías Financieras S.A. (2)
Country		Chile
Functional currency		$
Direct interest owned		99.99%	99.99%
Indirect interest owned		0.01%	0.01%
Total interest owned	100.00%	100.00%	100.00%
CorpLegal S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		CorpLegal S.A.
Country		Chile
Functional currency		$
Direct interest owned		99.99%	99.99%
Indirect interest owned		0.01%	0.01%
Total interest owned		100.00%	100.00%
Recaudaciones y Cobranzas Limitada [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Recaudaciones y Cobranzas Limitada (Ex- Itaú Corpbanca Recaudaciones y Cobranzas S.A.)
Country		Chile
Functional currency		$
Direct interest owned		99.999%	99.999%
Indirect interest owned		0.001%	0.001%
Total interest owned		100.00%	100.00%
Itau Corpbanca New York Branch [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Corpbanca New York Branch
Country		USA
Functional currency		US$
Direct interest owned		100.00%	100.00%
Total interest owned		100.00%	100.00%
Corpbanca Securities Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Corpbanca Securities Inc
Country		USA
Functional currency		US$
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Corpbanca Colombia S.A. (Ex-Banco CorpBanca Colombia S.A.)
Country		Colombia
Functional currency		COP$
Direct interest owned		66.279%	66.279%
Total interest owned		66.279%	66.279%
Helm Corredor de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Corredor de Seguro Colombia S.A. (Ex-Helm Corredor de Seguros S.A)
Country		Colombia
Functional currency		COP$
Direct interest owned		80.00%	80.00%
Total interest owned		80.00%	80.00%
Itau Securities Services Colombia S.A. Sociedad Fiduciaria [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Securities Services Colombia S.A. Sociedad Fiduciaria (Ex-CorpBanca Investment Trust Colombia S.A.)
Country		Colombia
Functional currency		COP$
Direct interest owned		5.499%	5.499%
Indirect interest owned		62.634%	62.634%
Total interest owned		68.133%	68.133%
Helm Comisionista de Bolsa S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Comisionista de Bolsa Colombia S.A (Ex-Helm Comisionista de Bolsa S.A.)
Country		Colombia
Functional currency		COP$
Direct interest owned		2.219%	2.219%
Indirect interest owned		64.807%	64.807%
Total interest owned		67.026%	67.026%
Helm Fiduciaria S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (Ex-Helm Fiduciaria S.A)
Country		Colombia
Functional currency		COP$
Indirect interest owned		66.266%	66.266%
Total interest owned		66.266%	66.266%
Helm Bank Panama S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú (Panamá) S.A. (Ex-Helm Bank (Panamá) S.A.)
Country		Panama
Functional currency		US$
Indirect interest owned		66.279%	66.279%
Total interest owned		66.279%	66.279%
Helm Casa de Valores Panama S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itaú Casa de Valores S.A (ex-Helm Casa de Valores (Panama) S.A.)
Country		Panama
Functional currency		US$
Indirect interest owned		66.279%	66.279%
Total interest owned		66.279%	66.279%